INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

12. INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consist of the following:

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Supplier relationship	9,400	18,200
Software copyright	3,000	7,000
Others	5,952	10,002
Total intangible assets	18,352	35,202

Less: amortization	(8,403)	(14,023)
Net book value	9,949	21,179

The total amounts charged to the Consolidated Statements of Comprehensive Loss for amortization expenses amounted to approximately RMB3.2 million,  RMB3.7 million and RMB5.6 million for the year ended December 31, 2016, 2017 and 2018, respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the five years is as follows:

As of
December 31,
2018
RMB
2019	6,877
2020	5,661
2021	3,850
2022	3,370
2023	1,421
21,179